Derivative Warrant Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Warrant Liability [Abstract]
Schedule of derivative warrant liability
Issuance of 21,228,900 warrants in connection with merger	11,675,815	13,161,838
Fair value remeasurement of derivative warrant liability	(4,458,069)	(1,486,023)
	7,217,746	11,675,815

(Figures in USD)	2022	2021
Issuance of 21,228,900 warrants in connection with merger	11,675,815	13,161,838
Fair value remeasurement of derivative warrant liability	(7,430,035)	(1,486,023)
	4,245,780	11,675,815

Issuance of 21,228,900 warrants in connection with merger	13,161,838	15,709,460
Fair value remeasurement of derivative warrant liability	(1,486,023)	(2,547,622)
	11,675,815	13,161,838

Issuance of 21,228,900 warrants in connection with merger (Note 31)	15,709,460	16,983,200
Fair value remeasurement of derivative warrant liability	(2,547,622)	(1,273,740)
	13,161,838	15,709,460

Issuance of 21,229,000 warrants in connection with merger (Note 30)	16,983,200	Nil
Fair value remeasurement of derivative warrant liability	(1,273,740)	Nil
	15,709,460	Nil